02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-01 | Growth Opportunities Portfolio
Fund Summary Fund/Class: VIP Growth Opportunities Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks to provide capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Growth Opportunities Portfolio}	02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-01 Growth Opportunities Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-01 - Growth Opportunities Portfolio	VIP Growth Opportunities Portfolio-Initial VIP	VIP Growth Opportunities Portfolio-Service VIP	VIP Growth Opportunities Portfolio-Service 2 VIP
Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.12%	0.12%	0.12%
Total annual operating expenses	0.67%	0.77%	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-01 - Growth Opportunities Portfolio - USD ($)	VIP Growth Opportunities Portfolio-Initial VIP	VIP Growth Opportunities Portfolio-Service VIP	VIP Growth Opportunities Portfolio-Service 2 VIP
1 year	$ 68	$ 79	$ 94
3 years	214	246	293
5 years	373	428	509
10 years	$ 835	$ 954	$ 1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

You could lose money by investing in the fund.

Performance

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	21.44%	March 31, 2012
Lowest Quarter Return	-34.08%	September 30, 2008

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-01 - Growth Opportunities Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Growth Opportunities Portfolio-Initial VIP | Return Before Taxes	5.61%	14.86%	7.74%
VIP Growth Opportunities Portfolio-Service VIP | Return Before Taxes	5.48%	14.74%	7.63%
VIP Growth Opportunities Portfolio-Service 2 VIP | Return Before Taxes	5.34%	14.56%	7.47%
Russell 1000® Growth Index(reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%
VIP Growth Opportunities Portfolio Linked Index(reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	9.07%